Intangible Assets, Net and Goodwill (Details) - Schedule of the Estimated Future Amortization Expense of Intangible Assets $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of the Estimated Future Amortization Expense of Intangible Assets [Abstract]
2024	$ 97
2025	97
2026	86
Intangible assets, net	$ 280